Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Trading Equity:
Unrestricted cash	$ 195,525,329	$ 309,023,347
Restricted cash	25,997,636	22,476,248
Total cash	221,522,965	331,499,595
Net unrealized gain (loss) on open contracts (MS&Co.)	8,237,677	19,487,234
Net unrealized gain (loss) on open contracts (MSIP)	528,494	1,107,988
Total net unrealized gain on open contracts	8,766,171	20,595,222
Options purchased	1,507	314,450
Total Trading Equity	274,090,967	352,409,267
Interest receivable (MSSB)	755	22,413
Receivable from Investment in BHMI, LLC	0	0
Total Assets	274,091,722	352,431,680
LIABILITIES
Redemptions payable	4,351,339	6,788,911
Accrued brokerage fees (MS&Co.)	1,345,886	1,637,276
Accrued management fees	385,820	602,381
Accrued incentive fee	94,355	0
Options written	3,460	147,085
Total Liabilities	6,180,860	9,175,653
PARTNERS' CAPITAL
Limited Partners	264,947,461	339,644,475
General Partner	2,963,401	3,611,552
Total Partners' Capital	267,910,862	343,256,027
Total Liabilities and Partners' Capital	274,091,722	352,431,680
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 19.65	$ 21.33
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
ASSETS
Investments	0	0
Trading Equity:
Unrestricted cash	12,202,453	16,507,962
Restricted cash	989,964	1,670,616
Total cash	13,192,417	18,178,578
Net unrealized gain (loss) on open contracts (MS&Co.)	1,186,221	1,625,744
Net unrealized gain (loss) on open contracts (MSIP)	34,556	(68,187)
Total net unrealized gain on open contracts	1,220,777	1,557,557
Options purchased	814	2,701
Total Trading Equity	14,414,008	19,738,836
Interest receivable (MSSB)	49	1,592
Receivable from Investment in BHMI, LLC	0	0
Total Assets	14,414,057	19,740,428
LIABILITIES
Redemptions payable	273,368	202,690
Accrued brokerage fees (MS&Co.)	54,606	73,533
Accrued management fees	17,799	23,698
Accrued incentive fee	0	0
Options written	0	0
Total Liabilities	345,773	299,921
PARTNERS' CAPITAL
Limited Partners	13,888,123	19,232,434
General Partner	180,161	208,073
Total Partners' Capital	14,068,284	19,440,507
Total Liabilities and Partners' Capital	14,414,057	19,740,428
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 14.83	$ 17.12
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
ASSETS
Investments	0	0
Trading Equity:
Unrestricted cash	250,786,399	362,360,920
Restricted cash	37,327,727	39,088,853
Total cash	288,114,126	401,449,773
Net unrealized gain (loss) on open contracts (MS&Co.)	6,712,081	19,046,952
Net unrealized gain (loss) on open contracts (MSIP)	(310,182)	756,215
Total net unrealized gain on open contracts	6,401,899	19,803,167
Options purchased	0	0
Total Trading Equity	294,516,025	421,279,811
Interest receivable (MSSB)	808	26,871
Receivable from Investment in BHMI, LLC	0	0
Total Assets	294,516,833	421,279,811
LIABILITIES
Redemptions payable	6,464,963	7,999,594
Accrued brokerage fees (MS&Co.)	1,459,689	1,972,489
Accrued management fees	447,773	751,806
Accrued incentive fee	0	1,305,062
Options written	0	0
Total Liabilities	8,372,425	12,028,951
PARTNERS' CAPITAL
Limited Partners	283,036,281	404,921,242
General Partner	3,108,127	4,329,618
Total Partners' Capital	286,144,408	409,250,860
Total Liabilities and Partners' Capital	294,516,833	421,279,811
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 31.24	$ 38.03
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Trading Equity:
Unrestricted cash	0	77,030,039
Restricted cash	0	9,784,572
Total cash	0	86,814,611
Net unrealized gain (loss) on open contracts (MS&Co.)	0	5,754,543
Net unrealized gain (loss) on open contracts (MSIP)	0	1,223,220
Total net unrealized gain on open contracts	0	6,977,763
Options purchased	0	0
Total Trading Equity	119,284,106	183,547,652
Interest receivable (MSSB)	328	11,589
Receivable from Investment in BHMI, LLC	0	1,828,119
Total Assets	119,284,434	185,387,360
LIABILITIES
Redemptions payable	1,603,104	3,309,081
Accrued brokerage fees (MS&Co.)	596,827	814,385
Accrued management fees	272,302	366,473
Accrued incentive fee	37,676	1,386,865
Options written	0	0
Total Liabilities	2,509,909	5,876,804
PARTNERS' CAPITAL
Limited Partners	115,518,403	177,594,148
General Partner	1,256,122	1,916,408
Total Partners' Capital	116,774,525	179,510,556
Total Liabilities and Partners' Capital	119,284,434	185,387,360
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 16.02	$ 21.49
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
ASSETS
Investments	0	0
Trading Equity:
Unrestricted cash	35,693,205	47,835,799
Restricted cash	125,600	88,858
Total cash	35,818,805	47,924,657
Net unrealized gain (loss) on open contracts (MS&Co.)	(88,387)	1,118,436
Net unrealized gain (loss) on open contracts (MSIP)	0	0
Total net unrealized gain on open contracts	(88,387)	1,118,436
Options purchased	1,534	4,459
Total Trading Equity	35,731,952	49,047,552
Interest receivable (MSSB)	98	3,168
Receivable from Investment in BHMI, LLC	0	0
Total Assets	35,732,050	49,050,720
LIABILITIES
Redemptions payable	724,150	765,167
Accrued brokerage fees (MS&Co.)	134,931	183,824
Accrued management fees	58,665	79,923
Accrued incentive fee	0	0
Options written	0	0
Total Liabilities	917,746	1,028,914
PARTNERS' CAPITAL
Limited Partners	34,396,076	47,504,374
General Partner	418,228	517,432
Total Partners' Capital	34,814,304	48,021,806
Total Liabilities and Partners' Capital	35,732,050	49,050,720
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 8.63	$ 9.57
Blackwater Investment Fund [Member]
ASSETS
Investments	43,800,324	0
BHM I, LLC [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
ASSETS
Investments	101,259,072	89,755,278
PGR Master Fund [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
ASSETS
Investments	9,193,011	0
MB Master Fund [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
ASSETS
Investments	$ 8,832,023	$ 0